Financial assets and liabilities at fair value through profit or loss (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liabilities At Fair Value Through Profit Or Loss [Abstract]
Derivative financial instruments	R$ 14,244,083	R$ 16,152,087
Total	R$ 14,244,083	R$ 16,152,087